PROPERTY AND EQUIPMENT (Details - Equipment not in service)	Nov. 30, 2024 USD ($)
Property, Plant and Equipment [Line Items]
Property and equipment not in service	$ 4,124,565
Immersion Containers [Member]
Property, Plant and Equipment [Line Items]
Property and equipment not in service	1,250,805
ASIC Miners [Member]
Property, Plant and Equipment [Line Items]
Property and equipment not in service	$ 1,035,000